Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities
Schedule of major subsidiaries and consolidated VIEs

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2016:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai SINA Leju Information Technology Co., Ltd (“Shanghai SINA Leju”)	08-May-08	PRC	100%
E-House City Re-House Real Estate Agency (Shanghai) Limited(“City RE-House”)	04-Mar-10	PRC	100%
Shanghai Yi Yue Information Technology Co., Ltd (“Shanghai Yi Yue”)	16-Sep-11	PRC	100%
Beijing Maiteng Fengshun Science and Technology Co., Ltd (“Beijing Maiteng”)	04-Jan-12	PRC	84%
Beijing Yisheng Leju Information Service Co., Ltd.(“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd.(“Shanghai Yi Xin”)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd.(“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE